Property, plant & equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 4,389
Depreciation charge	(417)	$ (392)	$ (385)
Impairment charges	0	1	0
Property, plant and equipment, ending balance	4,774	4,389
Commitments for purchases of property, plant & equipment	276	221
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,588	7,344
Additions	637	518
Impact of business combinations	4	1
Disposals and derecognitions	(139)	(131)
Reclassifications for assets placed in service	0	0
Currency translation effects	321	(144)
Property, plant and equipment, ending balance	8,411	7,588	7,344
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,199)	(2,975)
Depreciation charge	(417)	(392)
Impairment charges		1
Disposals and derecognitions	121	115
Currency translation effects	(142)	54
Property, plant and equipment, ending balance	(3,637)	(3,199)	(2,975)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	39
Property, plant and equipment, ending balance	44	39
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	39	38
Additions	3	2
Impact of business combinations	0	0
Disposals and derecognitions	0	0
Reclassifications for assets placed in service	0	0
Currency translation effects	2	(1)
Property, plant and equipment, ending balance	44	39	38
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation charge	0	0
Impairment charges		0
Disposals and derecognitions	0	0
Currency translation effects	0	0
Property, plant and equipment, ending balance	0	0	0
Buildings & improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,310
Property, plant and equipment, ending balance	1,489	1,310
Buildings & improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,339	2,294
Additions	46	20
Impact of business combinations	1	0
Disposals and derecognitions	(13)	(20)
Reclassifications for assets placed in service	197	87
Currency translation effects	88	(42)
Property, plant and equipment, ending balance	2,658	2,339	2,294
Buildings & improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,029)	(952)
Depreciation charge	(112)	(111)
Impairment charges		0
Disposals and derecognitions	10	16
Currency translation effects	(38)	18
Property, plant and equipment, ending balance	(1,169)	(1,029)	(952)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	939
Property, plant and equipment, ending balance	987	939
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	940	1,023
Additions	421	368
Impact of business combinations	0	0
Disposals and derecognitions	0	(4)
Reclassifications for assets placed in service	(414)	(421)
Currency translation effects	41	(26)
Property, plant and equipment, ending balance	988	940	1,023
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1)	(2)
Depreciation charge	0	0
Impairment charges		0
Disposals and derecognitions	0	0
Currency translation effects	0	1
Property, plant and equipment, ending balance	(1)	(1)	(2)
Machinery & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,101
Property, plant and equipment, ending balance	2,254	2,101
Machinery & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,270	3,989
Additions	167	128
Impact of business combinations	3	1
Disposals and derecognitions	(126)	(107)
Reclassifications for assets placed in service	217	334
Currency translation effects	190	(75)
Property, plant and equipment, ending balance	4,721	4,270	3,989
Machinery & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,169)	(2,021)
Depreciation charge	(305)	(281)
Impairment charges		1
Disposals and derecognitions	111	99
Currency translation effects	(104)	35
Property, plant and equipment, ending balance	$ (2,467)	$ (2,169)	$ (2,021)